Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.9%
	Senior Secured Floating Rate Loan Interests — 1.2% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
155,998	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	$ 154,693
	Total Auto Parts & Equipment	$154,693
	Building & Construction Products — 0.1%
24,938	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.345% (Term SOFR + 300 bps), 3/28/31	$ 25,031
	Total Building & Construction Products	$25,031
	Computer Services — 0.1%
30,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 29,944
	Total Computer Services	$29,944
	Cruise Lines — 0.2%
65,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 65,366
	Total Cruise Lines	$65,366
	Electric-Generation — 0.2%
55,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 55,069
	Total Electric-Generation	$55,069
	Medical-Drugs — 0.1%
30,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 30,009
	Total Medical-Drugs	$30,009
	Total Senior Secured Floating Rate Loan Interests (Cost $356,997)	$360,112

Shares
	Common Stocks — 0.6% of Net Assets
	Passenger Airlines — 0.5%
6,730(c)	Grupo Aeromexico SAB de CV	$ 150,961
	Total Passenger Airlines	$150,961
	Pharmaceuticals — 0.1%
524(c)	Endo, Inc.	$ 13,351
	Total Pharmaceuticals	$13,351
	Total Common Stocks (Cost $94,994)	$164,312

Principal Amount USD ($)
	Convertible Corporate Bonds — 1.6% of Net Assets
	Commercial Services — 0.3%
90,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 85,950
	Total Commercial Services	$85,950
	Energy-Alternate Sources — 0.3%
94,000(d)	Enphase Energy, Inc., 3/1/28	$ 82,767
	Total Energy-Alternate Sources	$82,767

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Entertainment — 0.4%
142,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 122,901
	Total Entertainment	$122,901
	Pharmaceuticals — 0.2%
64,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 54,099
	Total Pharmaceuticals	$54,099
	Semiconductors — 0.1%
40,000	ON Semiconductor Corp., 0.50%, 3/1/29	$ 40,440
	Total Semiconductors	$40,440
	Software — 0.3%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 75,604
	Total Software	$75,604
	Total Convertible Corporate Bonds (Cost $488,179)	$461,761

	Corporate Bonds — 88.6% of Net Assets
	Advertising — 2.7%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 158,472
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	122,444
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	66,650
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	223,335
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	197,614
	Total Advertising	$768,515
	Aerospace & Defense — 0.2%
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 70,515
	Total Aerospace & Defense	$70,515
	Airlines — 1.0%
28,700	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 27,073
40,833	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	40,717
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	54,909
149,483(a)	Gol Finance S.A., 15.344% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	158,452
	Total Airlines	$281,151
	Auto Manufacturers — 0.5%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 56,374
80,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	84,581
	Total Auto Manufacturers	$140,955
	Banks — 1.6%
40,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 43,916
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	15,034
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	167,993
250,000	KeyBank N.A., 4.90%, 8/8/32	243,359
	Total Banks	$470,302
	Building Materials — 2.4%
133,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 139,129
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	152,513
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	212,503
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	57,014

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	$ 59,251
75,000	Standard Building Solutions, Inc., 6.50%, 8/15/32 (144A)	77,659
	Total Building Materials	$698,069
	Chemicals — 5.2%
304,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 303,863
75,000(f)	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	76,551
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	142,249
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	304,169
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	197,516
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	183,814
302,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	282,106
	Total Chemicals	$1,490,268
	Coal — 0.8%
220,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 233,781
	Total Coal	$233,781
	Commercial Services — 5.9%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,752
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	215,462
95,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	97,179
135,000	Block, Inc., 6.50%, 5/15/32 (144A)	140,578
20,000	Brink's Co., 6.50%, 6/15/29 (144A)	20,719
208,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	211,859
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	82,953
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	206,271
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	155,780
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	120,548
69,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	69,019
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	269,485
55,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	56,627
	Total Commercial Services	$1,682,232
	Computers — 0.6%
30,000	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 31,309
30,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	31,651
90,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	88,336
17,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	16,635
	Total Computers	$167,931
	Distribution/Wholesale — 0.9%
134,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 139,522
105,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	112,316
	Total Distribution/Wholesale	$251,838
	Diversified Financial Services — 7.2%
135,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 138,165
95,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	95,907
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	56,546
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	67,564
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,563

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	$ 160,779
240,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	243,541
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	124,709
135,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	137,272
152,000	OneMain Finance Corp., 3.50%, 1/15/27	145,285
45,000	OneMain Finance Corp., 7.875%, 3/15/30	47,042
90,000	OneMain Finance Corp., 9.00%, 1/15/29	95,370
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	236,916
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	198,669
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	105,192
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	168,894
	Total Diversified Financial Services	$2,047,414
	Electric — 4.4%
30,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 30,423
148,000	Calpine Corp., 4.625%, 2/1/29 (144A)	142,944
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	147,914
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	96,145
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	58,819
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	168,783
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	94,638
85,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	92,635
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	176,154
30,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	33,822
205,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	220,702
	Total Electric	$1,262,979
	Electrical Components & Equipments — 0.3%
80,000	WESCO Distribution, Inc., 6.625%, 3/15/32 (144A)	$ 83,328
	Total Electrical Components & Equipments	$83,328
	Electronics — 0.6%
105,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	$ 107,487
55,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	57,700
	Total Electronics	$165,187
	Entertainment — 1.7%
200,000	Banijay Entertainment SAS, 8.125%, 5/1/29 (144A)	$ 207,868
55,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	56,893
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	100,876
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	103,462
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	26,222
	Total Entertainment	$495,321
	Environmental Control — 0.7%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 189,785
	Total Environmental Control	$189,785
	Food — 0.5%
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 26,522

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
80,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 82,811
45,000(f)	US Foods, Inc., 5.75%, 4/15/33 (144A)	45,048
	Total Food	$154,381
	Forest Products & Paper — 1.0%
160,000	Glatfelter Corp., 4.75%, 11/15/29 (144A)	$ 143,717
173,000	Mercer International, Inc., 5.125%, 2/1/29	147,598
	Total Forest Products & Paper	$291,315
	Healthcare-Products — 0.6%
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 160,969
	Total Healthcare-Products	$160,969
	Healthcare-Services — 2.7%
60,000	Concentra Escrow Issuer Corp., 6.875%, 7/15/32 (144A)	$ 63,091
165,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	155,908
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	263,028
273,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	282,762
	Total Healthcare-Services	$764,789
	Home Builders — 0.7%
89,000	KB Home, 4.00%, 6/15/31	$ 82,320
125,000	M/I Homes, Inc., 3.95%, 2/15/30	116,749
	Total Home Builders	$199,069
	Home Furnishings — 0.5%
144,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 134,293
	Total Home Furnishings	$134,293
	Internet — 0.8%
240,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 241,200
	Total Internet	$241,200
	Iron & Steel — 1.8%
191,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 193,099
119,000	Commercial Metals Co., 4.375%, 3/15/32	113,113
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	204,736
	Total Iron & Steel	$510,948
	Leisure Time — 3.0%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 197,574
30,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	32,372
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	140,009
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	144,666
90,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	96,228
90,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	92,267
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	68,899
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	79,736
	Total Leisure Time	$851,751
	Lodging — 2.3%
30,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 30,938
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	202,366

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Lodging — (continued)
142,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 134,908
85,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	86,042
120,000	MGM Resorts International, 6.50%, 4/15/32	122,284
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	91,699
	Total Lodging	$668,237
	Media — 4.5%
744,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 631,830
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	35,836
200,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	133,691
120,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	125,335
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	177,635
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	184,049
	Total Media	$1,288,376
	Mining — 3.0%
154,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 149,547
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	233,465
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	310,621
150,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	157,421
	Total Mining	$851,054
	Miscellaneous Manufacturing — 1.0%
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 287,587
	Total Miscellaneous Manufacturing	$287,587
	Oil & Gas — 9.1%
140,000(f)	Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29 (144A)	$ 141,855
268,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	271,167
140,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	139,490
170,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	176,191
195,146	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	206,171
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	103,947
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	47,676
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	48,737
169,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	164,492
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	197,683
75,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	74,899
90,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	92,861
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	216,902
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	33,929
200,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	184,466
63,750	Transocean, Inc., 8.75%, 2/15/30 (144A)	66,468
25,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	25,750
80,000	Transocean, Inc., 6.80%, 3/15/38	65,287
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	49,566
50,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	49,682

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	$ 181,531
70,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	68,884
	Total Oil & Gas	$2,607,634
	Oil & Gas Services — 1.0%
70,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 71,784
120,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	123,793
100,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	102,995
	Total Oil & Gas Services	$298,572
	Packaging & Containers — 3.1%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 281,434
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	208,021
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	56,503
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	103,412
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	41,247
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	68,795
118,000	TriMas Corp., 4.125%, 4/15/29 (144A)	112,999
	Total Packaging & Containers	$872,411
	Pharmaceuticals — 2.7%
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 267,708
20,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	21,431
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	189,286
102,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	302,521
272,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$780,946
	Pipelines — 4.5%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 143,201
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	271,244
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	115,129
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	89,432
110,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	111,996
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	105,123
130,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	133,032
40,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	42,025
100,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	104,597
110,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	116,152
40,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	45,060
	Total Pipelines	$1,276,991
	REITs — 2.1%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 203,251
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	146,056
30,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	31,457
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	121,569
60,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	64,045
40,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	42,696
	Total REITs	$609,074

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Retail — 4.0%
89,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 84,879
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	123,578
95,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	100,440
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	119,393
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	30,595
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	171,190
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	259,434
35,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	37,164
230,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	222,925
	Total Retail	$1,149,598
	Telecommunications — 1.8%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 182,837
137,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	147,446
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	185,174
	Total Telecommunications	$515,457
	Transportation — 1.2%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 212,820
149,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	141,916
	Total Transportation	$354,736
	Total Corporate Bonds (Cost $25,158,827)	$25,368,959

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
80(c)(g)	Option Care Health, Inc., 7/27/25	$ 225
80(c)(g)	Option Care Health, Inc., 12/31/25	135
	Total Health Care Providers & Services	$360
	Trading Companies & Distributors — 0.0%†
6,300(c)(h)	Avation Plc, 1/1/59	$ 2,316
	Total Trading Companies & Distributors	$2,316
	Total Rights/Warrants (Cost $—)	$2,676

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(c)(i)+	Lorenz Re 2019, 6/30/25	$ 211
	Total Reinsurance Sidecars	$211
	Total Insurance-Linked Securities (Cost $3,912)	$211

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 4.9% of Net Assets
	Open-End Fund — 4.9%
1,394,664(j)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 1,394,664
		$1,394,664
	TOTAL SHORT TERM INVESTMENTS (Cost $1,394,664)	$1,394,664
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.9% (Cost $27,497,573)	$27,752,695
		Net Realized Gain (Loss) for the period ended 9/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/24	Capital Gain Distributions for the period ended 9/30/24	Dividend Income for the period ended 9/30/24	Value
	Affiliated Issuer — 2.4%
	Closed-End Fund — 2.4% of Net Assets
71,108(k)	Pioneer ILS Interval Fund	$—	$84,619	$—	$—	$ 689,752
	Total Investments in Affiliated Issuer — 2.4% (Cost $727,950)					$689,752
	OTHER ASSETS AND LIABILITIES — 0.7%					$187,568
	net assets — 100.0%					$28,630,015

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $23,314,340, or 81.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(h)	Avation Plc warrants are exercisable into 6,300 shares.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,912	$ 211
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	185,786	EUR	170,000	Goldman Sachs & Co.	10/25/24	$(3,657)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(3,657)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
740,000	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$54,020	$1,110	$55,130
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$54,020	$1,110	$55,130

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
USD	— United States Dollar
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$360,112	$—	$360,112
Common Stocks
Passenger Airlines	—	150,961	—	150,961
Pharmaceuticals	13,351	—	—	13,351
Convertible Corporate Bonds	—	461,761	—	461,761
Corporate Bonds
Pharmaceuticals	—	780,946	—*	780,946
All Other Corporate Bonds	—	24,588,013	—	24,588,013
Rights/Warrants
Health Care Providers & Services	—	360	—	360
Trading Companies & Distributors	2,316	—	—	2,316
Insurance-Linked Securities
Reinsurance Sidecars	—	—	211	211
Open-End Fund	1,394,664	—	—	1,394,664
Affiliated Closed-End Fund	689,752	—	—	689,752
Total Investments in Securities	$2,100,083	$26,342,153	$211	$28,442,447
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(3,657)	$—	$(3,657)
Centrally cleared swap contracts^	—	1,110	—	1,110
Total Other Financial Instruments	$—	$(2,547)	$—	$(2,547)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Transfers are calculated on the beginning of period values. During the period ended September 30, 2024, a security valued at $65,280 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs, and a security valued at $108,197 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.